UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number    811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

    Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:        650 312-2000

Date of fiscal year end:    5/31

Date of reporting period:    11/30/17

Item 1.    Reports to Stockholders.

Semiannual Report and Shareholder Letter November 30, 2017

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Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

The six months ended November 30, 2017, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve (Fed) increased its target range for the federal funds rate a quarter point to 1.00%–1.25% at its June meeting. The Fed held steady during the remainder of the period with inflation under control and below its 2.0% target.

During the period, the US bond market in general, and municipal bonds in particular, performed positively as demand for fixed income increased. Factors contributing to this positive investment environment for municipals included consistently low inflation and steady interest rates, unstable wage growth, geopolitical concerns and federal government fiscal reform uncertainty.

A couple of weeks after the end of the reporting period, the Fed raised its target range a quarter point to 1.25%–1.50% amid ongoing labor market strength and rising economic activity in the US. The Fed’s inflation outlook remained essentially the same.

In addition, Franklin Municipal Securities Trust’s semiannual report includes more detail about municipal bond market conditions and discussions from the portfolio managers. On our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Municipal Securities Trust

Sheila Amoroso

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of November 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Municipal Bond Market Overview	3

Franklin California High Yield Municipal Fund	4

Franklin Tennessee Municipal Bond Fund	10

Financial Highlights and Statements of Investments	16

Financial Statements	42

Notes to Financial Statements	46

Shareholder Information	55

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Municipal Bond Market Overview

The municipal bond market outperformed the US Treasury market but underperformed the US stock market during the six-month period ended November 30, 2017. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +0.40% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, had a -0.04% total return.1 US equities, as represented by the Standard & Poor’s® 500 Index, delivered a +10.89% total return for the reporting period.1

Municipal issuance in 2017 was $365 billion through November.2 This represents a 14% decline from the first 11 months of 2016, during which time $426 billion in primary market supply was sold.2 Barclays noted that after accounting for redemptions (bonds that matured or were called out of the market), net issuance stands at $36 billion thus far in 2017.3 According to the Investment Company Institute’s Trends in Mutual Fund Investing, municipal bond funds continued to report inflows. Net inflows totaled approximately $1.4 billion in November, bringing year-to-date flows to $27.5 billion.4 The data indicated that inflows can be primarily attributed to money going into long-term and national municipal bond funds. Strong demand, combined with diminished bond supply, continued to be a factor in the municipal asset class.

In general, the US bond market performed well in municipals as a variety of factors continued to cause demand for fixed income to soar. Investor skepticism about the strength of the US economy, consistently low readings on the inflation front, a lack of persistent wage growth, concerns over North Korea’s nuclear ambitions and questions about the Trump administration’s ability to pass fiscal legislation have all led to a robust investment environment for municipals and US-based fixed income in general.

The Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June meeting. The target range stood at 1.00%–1.25% at period-end. The Fed also increased the discount rate 0.25% to 1.75% in June. The Fed decided to raise interest rates at its June meeting due to the strength of the US jobs market and continued economic growth.

The central bank made no change to its short-term interest rate policy at its November meeting. In the Federal Open Market Committee statement released on November 1, 2017, the Fed indicated that the labor market has continued to strengthen and that economic activity has been rising at a solid rate despite hurricane-related disruptions. The Committee also stated that on a 12-month basis, overall inflation excluding food and energy prices have declined. The Committee mentioned that the balance sheet normalization program initiated in October 2017 is proceeding.

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/ investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. Source: The Bond Buyer, Thomson Reuters.

3. Source: Barclays Municipal Credit Research.

4. Source: Investment Company Institute, Trends in Mutual Fund Investing November 2017, 12/28/17.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin California High Yield Municipal Fund

This semiannual report for Franklin California High Yield Municipal Fund covers the period ended November 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in municipal securities in any rating category, including higher yielding, lower rated securities, that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with its principal goal.

Credit Quality Composition*

11/30/17

Ratings	% of Total Investments
AAA	1.77%
AA	20.79%
A	21.71%
BBB	19.24%
Below Investment Grade	7.51%
Refunded	9.47%
Not Rated	19.51%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.89 on May 31, 2017, to $10.78 on November 30, 2017. The Fund’s Class A shares paid dividends totaling 19.79 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’

distribution rate was 3.50% based on an annualization of November’s 3.28 cent per share dividend and the maximum offering price of $11.26 on November 30, 2017. An investor in the 2017 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.12% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Dividend Distributions*
6/1/17–11/30/17
	Dividend per Share (cents)
Month	Class A	Class C	Class R6**	Advisor Class
June	3.36	2.86	—	3.44
July	3.31	2.81	—	3.39
August	3.28	2.78	3.27	3.36
September	3.28	2.77	3.39	3.37
October	3.28	2.77	3.39	3.37
November	3.28	2.77	3.39	3.37
Total	19.79	16.76	13.44	20.30

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 20.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

State Update

California’s large and diverse economy continued to expand during the six months under review. Universities and innovative businesses supported the state’s expansion. Job growth in the state outpaced that of the nation. Unemployment slightly decreased from 4.7% in May 2017 to 4.6% at period-end, yet remained above the 4.1% national rate.3

Enactment of California’s fiscal year 2018 budget, which the governor signed in June, extended the state’s recent track record of balanced fiscal operations. Highlights of the budget were increased spending for general fund expenditures, education, Medi-Cal funding and pension contributions. Additionally, California approved legislation raising taxes on motor fuel and vehicle registrations. The state continued to make deposits to its budget stabilization account, resulting in large budget reserves.

California’s net tax-supported debt was $2,217 per capita and 4.2% of personal income, compared with the $1,006 and 2.5% national medians, respectively.4 During the period under review, independent credit rating agency Standard & Poor’s (S&P) assigned California’s general obligations bonds a rating of AA- with a stable outlook.5 The rating reflected S&P’s view on the state’s expanding economy, increasing budgetary reserve levels, strong overall liquidity and declining debt ratios. In contrast, S&P cited several challenges to the state, including high housing costs, a volatile revenue structure, retirement benefit liabilities and a large backlog of deferred maintenance and infrastructure needs. Nevertheless, the stable outlook reflected S&P’s view that California has brought its finances into structural alignment.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Portfolio Composition
11/30/17
% of Total Investments*
Tax-Supported	22.0%
Transportation	13.9%
General Obligation	13.4%
Hospital & Health Care	12.1%
Refunded**	11.4%
Other Revenue	8.3%
Utilities	6.6%
Higher Education	4.1%
Housing	3.6%
Subject to Government Appropriations	3.4%
Corporate-Backed	1.2%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that have an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a very small portion of its assets in Puerto Rico bonds, which have traded materially lower following the recent hurricanes. Puerto Rico and its municipal issuers continue to experience significant financial difficulties and we continue to monitor developments affecting them.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, State Government - US: Medians - Total State Debt Remains Essentially Flat in 2017, 5/3/17.

5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Performance Summary as of November 30, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	+0.81%	-3.44%
1-Year	+6.85%	+2.35%
5-Year	+22.29%	+3.21%
10-Year	+71.12%	+5.06%

Advisor
6-Month	+0.86%	+0.86%
1-Year	+6.83%	+6.83%
5-Year	+22.97%	+4.22%
10-Year	+72.85%	+5.62%

Share Class	Distribution Rate[3]	Taxable Equivalent Distribution Rate[4]	30-Day Standardized Yield[5]	Taxable Equivalent 30-Day Standardized Yield[4]
A	3.50%	7.12%	2.55%	5.19%
Advisor	3.74%	7.61%	2.76%	5.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	11/30/17	8/1/17	5/31/17	Change
A (FCAMX)	$10.78	N/A	$10.89	-$0.11
C (FCAHX)	$10.86	N/A	$10.97	-$0.11
R6 (FCAQX)	$10.81	$10.88	N/A	-$0.07
Advisor (FVCAX)	$10.80	N/A	$10.91	-$0.11

Distributions (6/1/17–11/30/17)
Share Class	Net Investment Income
A	$0.1979
C	$0.1676
R6 (8/1/17–11/30/17)	$0.1344
Advisor	$0.2030

Total Annual Operating Expenses[6]
Share Class
A	0.63%
Advisor	0.53%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/17.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/19/17 for the maximum combined effective federal and California state personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 11/30/17	Expenses Paid During Period[2,3]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[3]	Annualized Expense Ratio
A	$1,000	$1,008.10	$3.17	$1,021.91	$3.19	0.63%
C	$1,000	$1,005.30	$5.93	$1,019.15	$5.97	1.18%
R6	$1,000	$1,005.90	$1.66	$1,022.56	$2.54	0.50%
Advisor	$1,000	$1,008.60	$2.67	$1,022.41	$2.69	0.53%

1. For Classes A, C and Advisor, 6/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 6/1/17 for Hypothetical.

2. For Classes A, C and Advisor, 6/1/17–11/30/17. For Class R6, 8/1/17–11/30/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above––in the far right column––multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 121/365 for Actual Class R6 expenses to reflect the number of days since inception.

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Franklin Tennessee Municipal Bond Fund

This semiannual report for Franklin Tennessee Municipal Bond Fund covers the period ended November 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investing and the preservation of capital, by investing at least 80% of its net assets in investment grade municipal securities that pay interest free from such taxes.1

Credit Quality Composition*

11/30/17

Ratings	% of Total Investments
AAA	2.72%
AA	54.95%
A	16.27%
BBB	4.73%
Below Investment Grade	0.62%
Refunded	18.36%
Not Rated	2.35%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.11 on May 31, 2017, to $10.91 on November 30, 2017. The Fund’s Class A shares paid dividends totaling 17.42 cents per share for the reporting period.2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.04% based on an annualization of November’s 2.89 cent per share dividend and the maximum offering price of $11.39 on November 30, 2017. An investor in the 2017 maximum combined effective federal and Tennessee personal income tax bracket of 45.82% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.61% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused divi dends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Dividend Distributions*

6/1/17–11/30/17

	Dividend per Share (cents)
Month	Class A	Class R6**	Advisor Class
June	2.93	—	3.02
July	2.93	—	3.02
August	2.89	2.91	2.98
September	2.89	3.01	2.98
October	2.89	3.01	2.98
November	2.89	3.01	2.98
Total	17.42	11.94	17.96

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

State Update

Over the six months under review, Tennessee’s diverse economy grew. The state is a distribution and manufacturing hub partly due to its access to the Mississippi River,

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 38.

10	Semiannual Report	franklintempleton.com

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

transportation network and abundant supply of land. Tennessee’s unemployment rate declined from 4.0% in May 2017 to 3.1% at period-end, below the nation’s 4.1% average.3

Tennessee’s fiscal year 2018 budget included general fund spending reductions and additional funding for the rainy day reserve. Additionally, the enacted budget featured funding for state employee pay increases, the state’s employee retirement program, other post-employment benefits and education. The state approved increases in the gas tax and vehicle fees, as well as a new fee on electric vehicles and rental cars. Conversely, the state reduced certain taxes, including the sales tax on groceries and the tax rate on dividends and interest income.

Tennessee’s net tax-supported debt was relatively low at $322 per capita and 0.8% of personal income, compared with the $1,006 and 2.5% national medians, respectively.4 During the period under review, independent credit rating agency Standard & Poor’s (S&P) maintained the state’s general obligations bonds AAA rating with a stable outlook.5 The rating reflected S&P’s view of the state’s strong growth, improving rainy day reserves, strong financial management practices and performance, long-standing funding of the state’s retirement obligations and low debt burden. The outlook reflected S&P’s view of Tennessee’s solid management of its long-term liabilities and potential to continue to exhibit economic growth, supported by its growing employment.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that have an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which

Portfolio Composition

11/30/17

% of Total Investments*
Utilities	25.4%
Refunded**	21.0%
Hospital & Health Care	18.3%
General Obligation	10.4%
Higher Education	9.6%
Transportation	6.9%
Other Revenue	4.5%
Housing	3.4%
Subject to Government Appropriations	0.5%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a very small portion of its assets in Puerto Rico bonds, which have traded materially lower following the recent hurricanes. Puerto Rico and its municipal issuers continue to experience significant financial difficulties and we continue to monitor developments affecting them.

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, State Government - US: Medians - Total State Debt Remains Essentially Flat in 2017, 5/3/17.

5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	11

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Performance Summary as of November 30, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	-0.24%	-4.45%
1-Year	+2.11%	-2.23%
5-Year	+6.06%	+0.31%
10-Year	+41.81%	+3.10%

Advisor[3]
6-Month	-0.28%	-0.28%
1-Year	+2.21%	+2.21%
5-Year	+6.18%	+1.21%
10-Year	+41.97%	+3.57%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]
A	3.04%	5.61%	1.50%	2.77%
Advisor	3.28%	6.05%	1.68%	3.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	11/30/17	8/1/17	5/31/17	Change
A(FRTIX)	$10.91	N/A	$11.11	- $0.20
R6 (FTMQX)	$10.90	$11.06	N/A	-$0.16
Advisor (FTMZX)	$10.91	N/A	$11.12	-$0.21

Distributions (6/1/17–11/30/17)

Share Class	Net Investment Income
A	$0.1742
R6 (8/1/17–11/30/17)	$0.1194
Advisor	$0.1796

Total Annual Operating Expenses7

Share Class
A	0.72%
Advisor	0.62%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/15/16, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor class performance is used reflecting all charges and fees applicable to that class. Since 9/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -1.18% and -0.98%.

4. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/17.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/19/17 for the maximum combined effective federal and Tennessee state personal income tax rate of 45.82%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 11/30/17	Expenses Paid During Period[2,3]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[3]	Annualized Expense Ratio
A	$1,000	$997.60	$3.76	$1,021.31	$3.80	0.75%
R6	$1,000	$997.20	$2.05	$1,021.96	$3.14	0.62%
Advisor	$1,000	$997.20	$3.25	$1,021.81	$3.29	0.65%

1. For Classes A and Advisor, 6/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 6/1/17 for Hypothetical.

2. For Classes A and Advisor, 6/1/17–11/30/17. For Class R6, 8/1/17–11/30/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above––in the far right column––multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 121/365 for Actual Class R6 expenses to reflect the number of days since inception.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights

Franklin California High Yield Municipal Fund

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016	2015	2014	2013
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.89	$11.10	$10.65	$10.42	$10.59	$10.40

Income from investment operations[a]:
Net investment income[b]	0.19	0.40	0.41	0.44	0.49	0.46
Net realized and unrealized gains (losses)	(0.10)	(0.22)	0.46	0.24	(0.18)	0.17
Total from investment operations	0.09	0.18	0.87	0.68	0.31	0.63
Less distributions from net investment income.	(0.20)	(0.39)	(0.42)	(0.45)	(0.48)	(0.44)
Net asset value, end of period	$10.78	$10.89	$11.10	$10.65	$10.42	$10.59

Total return[c]	0.81%	1.71%	8.37%	6.63%	3.22%	6.10%

Ratios to average net assets[d]
Expenses	0.63%	0.63%	0.65%	0.63%	0.63%	0.61%
Net investment income	3.54%	3.66%	3.83%	4.17%	4.95%	4.31%

Supplemental data
Net assets, end of period (000’s)	$1,388,811	$1,377,514	$1,442,703	$1,294,192	$1,203,532	$1,330,444
Portfolio turnover rate	5.47%	19.73%	12.23%	11.98%	22.26%	5.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016	2015	2014	2013
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.97	$11.17	$10.72	$10.49	$10.65	$10.46

Income from investment operations[a]:
Net investment income[b]	0.16	0.34	0.36	0.39	0.44	0.40
Net realized and unrealized gains (losses)	(0.10)	(0.21)	0.45	0.23	(0.18)	0.17
Total from investment operations	0.06	0.13	0.81	0.62	0.26	0.57
Less distributions from net investment income.	(0.17)	(0.33)	(0.36)	(0.39)	(0.42)	(0.38)
Net asset value, end of period	$10.86	$10.97	$11.17	$10.72	$10.49	$10.65

Total return[c]	0.53%	1.22%	7.73%	6.01%	2.74%	5.48%

Ratios to average net assets[d]
Expenses	1.18%	1.18%	1.20%	1.18%	1.18%	1.16%
Net investment income	2.99%	3.11%	3.28%	3.62%	4.40%	3.76%

Supplemental data
Net assets, end of period (000’s)	$347,762	$358,308	$377,550	$326,456	$278,775	$322,824
Portfolio turnover rate	5.47%	19.73%	12.23%	11.98%	22.26%	5.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

Period Ended November 30, 2017 (unaudited)[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.88

Income from investment operations[b]:

Net investment income[c]	0.14
Net realized and unrealized gains (losses)	(0.08)

Total from investment operations	0.06

Less distributions from net investment income.	(0.13)

Net asset value, end of period	$10.81

Total return[d]	0.59%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.51%
Expenses net of waiver and payments by affiliates	0.50%
Net investment income	3.67%

Supplemental data
Net assets, end of period (000’s)	$8,413
Portfolio turnover rate.	5.47%

aFor the period August 1, 2017 (effective date) to November 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014	2013
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.91	$11.12	$10.67	$10.44	$10.61	$10.41

Income from investment operations[a]:

Net investment income[b]	0.20	0.41	0.43	0.45	0.50	0.47

Net realized and unrealized gains (losses)	(0.11)	(0.22)	0.45	0.24	(0.18)	0.18

Total from investment operations	0.09	0.19	0.88	0.69	0.32	0.65

Less distributions from net investment income.	(0.20)	(0.40)	(0.43)	(0.46)	(0.49)	(0.45)

Net asset value, end of period	$10.80	$10.91	$11.12	$10.67	$10.44	$10.61

Total return[c]	0.86%	1.80%	8.46%	6.73%	3.32%	6.30%

Ratios to average net assets[d]

Expenses	0.53%	0.53%	0.55%	0.53%	0.53%	0.51%

Net investment income	3.64%	3.76%	3.93%	4.27%	5.05%	4.41%

Supplemental data

Net assets, end of period (000’s)	$753,255	$720,890	$635,463	$474,392	$315,131	$303,904

Portfolio turnover rate	5.47%	19.73%	12.23%	11.98%	22.26%	5.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin California High Yield Municipal Fund

	Units	Value
Common Stocks and Other Equity Interests (Cost $611,327) 0.0%†
Consumer Discretionary 0.0%†
[a,b,c] 1155 Island Avenue LLC, LP.	7,830,849	$611,323

	Principal Amount
Corporate Bonds (Cost $3,893,328) 0.2%
Consumer Discretionary 0.2%
[d] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$3,893,328	3,893,328

Municipal Bonds 94.7%
California 92.2%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	7,500,000	8,361,525
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,531,264
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,356,779
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,870,000	2,871,320
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,185,000	3,371,577
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,960,000	1,970,800
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,625,000	1,632,930
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded, zero cpn., 8/01/31	5,735,000	2,623,935
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/42	10,000,000	2,367,600
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	15,000,000	17,716,500
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,204,067
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,180,050
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46.	3,000,000	3,009,990
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	9,437,760
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,063,490
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49	3,375,000	3,539,092
El Camino Hospital, 4.00%, 2/01/42	6,500,000	6,752,785
El Camino Hospital, 5.00%, 2/01/42	5,000,000	5,736,000
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	10,000,000	10,657,000
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	26,123,750
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,019,558
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,174,120
Sutter Health, Refunding, Series B, 5.00%, 11/15/46.	26,925,000	31,031,601
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of Sacramento Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	9,960,622
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.25%, 2/01/24	5,000,000	5,215,600
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29	7,000,000	7,311,850
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	10,600,000	11,087,388
California Municipal Finance Authority Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,110,140
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,919,838

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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California PFAR,
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/27	$1,125,000	$1,277,921
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/32	825,000	908,795
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/37	1,325,000	1,438,288
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/47	1,950,000	2,128,113
California Public Finance Authority Revenue,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,223,882
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,515,000
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,720,125
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,113,710
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,188,462
Rocketship Education Obligated Group, Series A, 5.00%, 6/01/34	1,000,000	1,063,150
Rocketship Education Obligated Group, Series A, 5.125%, 6/01/47	1,100,000	1,150,193
Rocketship Education Obligated Group, Series A, 5.25%, 6/01/52	1,200,000	1,265,100
Summit Public Schools-Obligated Group, 5.00%, 6/01/47	1,500,000	1,675,245
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	10,920,700
Green Dot Public Schools Projects, Series A, 5.00%, 8/01/35	2,525,000	2,757,881
Green Dot Public Schools Projects, Series A, 5.00%, 8/01/45	3,500,000	3,771,810
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,378,164
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,896,720
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,682,970
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/40	5,000,000	5,562,600
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	9,695,355
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,383,520
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,323,920
California State GO,
Various Purpose, 6.00%, 11/01/39	13,000,000	14,080,820
Various Purpose, FGIC Insured, 6.00%, 8/01/19	25,000	25,177
Various Purpose, Refunding, 5.00%, 3/01/45	5,000,000	5,765,850
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	476,519
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,494,038
California State Municipal Finance Authority Charter School Revenue,
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/36	2,675,000	2,842,723
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/46	2,775,000	2,902,761
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/31	1,000,000	1,075,870
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/36	2,750,000	2,910,710
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/41	1,750,000	1,811,618
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/46	1,670,000	1,721,603
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,111,070
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,324,944
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,838,100
Caritas Projects, Refunding, Senior, Series A, 4.00%, 8/15/37	1,160,000	1,189,998

franklintempleton.com	Semiannual Report	21

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Mobile Home Park Revenue, (continued)
Caritas Projects, Refunding, Senior, Series A, 4.00%, 8/15/42	$1,810,000	$1,836,118
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/37	1,000,000	1,046,420
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	5,000,000	5,140,950
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	1,000,000	1,211,660
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48	4,000,000	4,930,760
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	1,100,000	1,297,252
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,165,350
Biola University, Series A, Pre-Refunded, 5.625%, 10/01/23	6,000,000	6,215,700
Biola University, Series A, Pre-Refunded, 5.80%, 10/01/28	7,500,000	7,780,350
Biola University, Series A, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,227,940
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,734,700
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,515,450
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	11,043,600
Channing House Project, Refunding, Series A, 4.00%, 5/15/40	6,500,000	6,855,810
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	10,246,500
Community Medical Centers, Series A, 5.00%, 2/01/40	5,000,000	5,554,500
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.00%, 11/01/36	1,395,000	1,339,423
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.50%, 11/01/46	1,600,000	1,584,608
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37	2,625,000	2,979,611
Eisenhower Medical Center, Refunding, Series A, 4.00%, 7/01/42	4,575,000	4,805,305
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,645,750
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,469,829
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,339,711
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,086,262
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,625,410
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,218,943
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,151,955
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,350,070
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,559,355
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	8,031,940
Southwest Community Health Center, California Mortgage Insured, Pre-Refunded, 6.125%, 2/01/40	4,000,000	4,111,080
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	5,767,100
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	660,936
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,539,770
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	3,500,000	3,729,355
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	13,973,050
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	6,500,000	7,329,855
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,277,536
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,998,089
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	17,074,953
California Statewide CDA Insured Senior Living Health Facility Revenue, Los Angeles Jewish Home for the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	2,450,000	2,761,322

22	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	$750,000	$841,455
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,121,120
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,335,950
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,615,630
California Baptist University, Pre-Refunded, 7.25%, 11/01/31	1,250,000	1,511,750
California Baptist University, Pre-Refunded, 7.50%, 11/01/41	2,750,000	3,351,755
California Baptist University, Refunding, Series A, 5.00%, 11/01/32	1,135,000	1,266,410
California Baptist University, Refunding, Series A, 5.00%, 11/01/41	1,875,000	2,052,788
California Baptist University, Series A, 5.125%, 11/01/23	715,000	783,633
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,827,936
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,684,231
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,129,550
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	9,229,120
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	6,894,300
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,752,853
Front Porch Communities and Services, Refunding, Series A, 4.00%, 4/01/42	2,340,000	2,421,011
Front Porch Communities and Services, Refunding, Series A, 4.00%, 4/01/47	1,350,000	1,391,324
Front Porch Communities and Services, Refunding, Series A, 5.00%, 4/01/47	1,500,000	1,698,030
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded, 5.20%, 10/01/37	3,500,000	3,613,645
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,998,151
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46	10,735,000	11,272,609
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,365,328
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	5,500,000	5,975,200
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46	5,000,000	5,405,450
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	7,088,380
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	8,980,000	9,742,851
Monterey Institute International, 5.50%, 7/01/31	8,000,000	8,275,440
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,196,180
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,146,004
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,395,000	2,541,550
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	2,455,000	2,509,108
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,117,013
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	2,000,000	2,161,640
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,404,439
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,500,000	2,672,875
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/37	3,480,000	3,853,126
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/47	2,710,000	2,975,174
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/36	1,000,000	1,107,330
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/45	1,500,000	1,648,155
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	900,000	1,019,610
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/37	1,225,000	1,351,028
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/47	2,000,000	2,190,360
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,155,000	11,162,697

franklintempleton.com	Semiannual Report	23

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.75%, 5/15/32	$10,000,000	$10,205,000
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%, 5/15/40	1,500,000	1,713,945
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%, 5/15/47	5,000,000	5,755,100
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%, 5/15/50	4,000,000	4,604,080
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A, 5.00%, 5/15/42	5,360,000	6,193,158
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,479,734
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,131,043
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42	8,000,000	9,313,120
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47	5,000,000	5,972,000
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	9,613,800
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,870,731
Ceres USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/39	6,450,000	1,562,448
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/40	6,730,000	1,516,336
Chatom USD, GO, Capital Appreciation, Election of 2006, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,735,115
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,817,664
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,688,976
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 4.00%, 9/01/24	110,000	115,580
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,150,659
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,600,234
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	7,500,000	5,782,950
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,221,200
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/42	8,500,000	3,279,385
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/43	3,000,000	1,110,780
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27	3,085,000	3,343,461
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,343,280
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	2,255,000	2,420,111
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,726,835
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,831,004
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	755,000	752,010
Corona-Norco USD, Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36	500,000	566,500
Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%, 9/02/33	4,390,000	4,389,385
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,511,520

24	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	$3,615,000	$4,124,860
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,415,170
Refunding, 5.00%, 8/01/47.	3,500,000	4,047,470
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,414,723
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,780,000	4,791,233
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,062,380
5.00%, 9/01/45	2,500,000	2,648,025
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,196,340
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,300,588
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	17,864,795
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/27	1,000,000	1,130,710
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37	1,550,000	1,747,269
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47	4,500,000	4,966,830
El Rancho USD, GO, Los Angeles County, Capital Appreciaion, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,588,728
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/32	1,200,000	1,239,192
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/37	5,810,000	5,999,755
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40	1,500,000	1,638,975
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45	2,630,000	2,865,043
Folsom Ranch Financing Authority Special Tax Revenue, 5.00%, 9/01/47	3,000,000	3,227,340
Fontana Special Tax Revenue, CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,103,740
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	25,585,500
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	10,152,460
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	48,262,000
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	25,098,500
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	5,118,079
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,564,941
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior, Series A-1, 5.00%, 6/01/33	42,875,000	42,874,142
Asset-Backed, Second Subordinate, Capital Appreciation, Refunding, Series C, zero cpn., 6/01/47	50,000,000	5,915,500
Asset-Backed, Senior, Series A, 5.75%, 6/01/47	15,000,000	15,112,500
Asset-Backed, Series A, 5.00%, 6/01/45	42,630,000	48,680,902
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,020,400
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,249,774
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,181,986
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,209,474

franklintempleton.com	Semiannual Report	25

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre- Refunded, zero cpn., 8/01/44	$30,000,000	$4,552,800
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn., 8/01/49	10,000,000	2,852,200
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series A, AGMC Insured, 6.75%, 8/01/40	3,500,000	4,446,820
Imperial County Special Tax, CFD No. 98-1, 6.50%, 9/01/31	5,705,000	5,715,954
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,683,424
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,158,200
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,212,994
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,257,152
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,506,200
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,326,986
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,240,000	1,337,191
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,481,000
Refunding, Series A, 5.00%, 9/01/44	9,000,000	9,866,880
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,088,710
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,632,120
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	2,944,480
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,802,570
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	785,393
CFD No. 09-1, Series B, 5.00%, 9/01/42	1,000,000	1,121,990
CFD No. 09-1, Series B, 5.00%, 9/01/51	2,500,000	2,787,475
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,119,360
CFD No. 09-1, Series C, 4.00%, 9/01/53	1,260,000	1,271,088
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,114,990
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,507,867
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,392,240
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,335,840
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,582,832
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,511,667
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49	1,765,000	1,892,786
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,577,799
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,542,000
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,726,400
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30% thereafter, 8/01/40	1,140,000	956,927
Lammersville Joint USD Special Tax, CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/47	4,000,000	4,473,920
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	3,500,000	3,696,595
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/34	2,000,000	2,173,980
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/39	2,000,000	2,173,980

26	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	$8,050,000	$6,832,196
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,118,141
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,179,943
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,181,984
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,876,511
LeeLake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,170,000	1,274,013
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	873,908
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area, Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,080,340
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	5,321,225
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 GO,
Election of 2016, Series A, 4.00%, 8/01/42	1,750,000	1,847,580
Election of 2016, Series A, 5.00%, 8/01/46	2,000,000	2,320,440
Election of 2016, Series A, 4.00%, 8/01/52	6,000,000	6,273,900
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,451,964
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,458,522
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,880,205
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,754,250
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,367,355
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	4,056,345
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,385,944
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%, 5/15/34	2,135,000	2,481,425
Madera USD, GO, Madera County, Election of 2014, 4.00%, 8/01/46	6,000,000	6,319,320
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	5,785,510
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	7,123,725
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded, 6.50%, 9/01/39	6,250,000	6,779,375
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,324,400
Monrovia Financing Authority Water and Sewer Revenue, AGMC Insured, 5.00%, 12/01/45	2,500,000	2,835,850
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,618,500
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	45,855,018
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,383,820
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	7,515,750
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,379,296
Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	5,897,000
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,077,814
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,716,345

franklintempleton.com	Semiannual Report	27

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Ontario CFD No. 28 Special Tax,
New Haven Facilities, Area A, 5.00%, 9/01/42	$1,000,000	$1,094,000
New Haven Facilities, Area A, 5.00%, 9/01/47	500,000	545,740
Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,201,893
Orange County 1915 Act Special Assessment, Newport Coast Phase IV, AD No. 01-1, Limited Obligation, Group One, 5.10%, 9/02/33	1,745,000	1,746,431
Orange County CFD No. 1 Special Tax,
Village of Esencia, Series A, 5.00%, 8/15/34	1,530,000	1,703,257
Village of Esencia, Series A, 5.25%, 8/15/45	5,000,000	5,632,400
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,339,630
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	15,264,900
6.125%, 9/15/40	1,500,000	1,657,470
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	6,250,000	6,946,812
Refunding, 5.00%, 11/01/39	5,000,000	5,528,500
Palomar Pomerado Health COP,
6.00%, 11/01/30	10,000,000	10,855,400
Pre-Refunded, 6.75%, 11/01/39	15,550,000	17,079,809
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/51	25,000,000	2,953,000
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	4,962,450
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,992,570
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,195,000	4,323,786
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,204,136
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	4,097,525
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,493,863
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,025,000	6,109,109
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,855,800
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,217,600
Pomona Revenue, Water Facilities Project, Refunding, Series BE, 5.00%, 5/01/47	7,500,000	8,754,900
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,699,750
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/30	3,500,000	4,326,735
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,214,620
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,315,116
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,364,613
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	2,875,730
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	6,259,440
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	6,915,000	7,666,246
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	13,709,800
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	3,028,697
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	3,160,238

28	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside County PFA Tax Allocation Revenue, Desert Communities and Interstate 215 Corridor Projects, Series A, BAM Insured, 4.00%, 10/01/40.	$5,000,000	$5,287,150
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,703,089
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,017,824
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,085,738
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39	3,000,000	3,371,970
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,413,696
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A, 4.00%, 10/01/37	6,000,000	6,247,140
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,673,085
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	2,352,675
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,613,350
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,807,168
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,428,460
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded, 6.75%, 9/01/29	2,630,000	2,864,017
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,624,965
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,203,508
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,311,250
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,239,090
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,417,091
Roseville Special Tax,
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32	1,265,000	1,383,252
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47	6,500,000	6,965,530
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36	1,550,000	1,641,016
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46	4,050,000	4,403,808
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	552,885
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,191,740
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,021,794
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,761,639
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,236,200
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,098,770
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,359,325
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,717,000
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	6,424,350
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	4,321,607
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment, Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,242,500
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,145,600
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	1,815,000	1,989,748
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	324,492
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	754,986
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	2,012,575

franklintempleton.com	Semiannual Report	29

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	$12,495,000	$4,328,268
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,141,554
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,287,566
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,095,930
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,091,690
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,963,500
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,828,200
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,785,000	1,949,916
CFD No. 2006-1, 5.00%, 9/01/46	2,485,000	2,702,338
San Diego County Regional Airport Authority Revenue,
Subordinate, Refunding, Series A, 5.00%, 7/01/47	5,000,000	5,872,250
Subordinate, Series B, 5.00%, 7/01/42	2,500,000	2,915,650
Subordinate, Series B, 5.00%, 7/01/47	2,750,000	3,194,785
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40	2,315,000	2,570,507
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,341,130
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	11,534,100
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	21,268,931
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	4,667,705
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	9,336,870
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,480,000
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,838,400
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/23	2,000,000	1,516,600
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/26	3,000,000	1,944,690
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/31	6,000,000	2,901,780
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/43	16,500,000	4,236,210
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,160,990
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,168,670
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.625%, 8/01/39	2,265,000	2,456,710
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,753,005
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.625%, 8/01/41	2,500,000	2,888,675
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,503,000
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	1,000,190
San Joaquin Delta Community College District GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/30	3,900,000	1,936,155

30	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	$19,150,000	$15,392,195
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	15,221,855
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	29,977,796
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	39,271,050
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	83,900,250
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36	2,250,000	2,618,640
Refunding, Series A, 5.00%, 3/01/37	2,500,000	2,903,025
Refunding, Series A, BAM Insured, 4.00%, 3/01/42	5,000,000	5,179,750
Refunding, Series B, 5.00%, 3/01/42	2,550,000	2,985,795
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	13,280,761
Merged Area Redevelopment Project, Series B, XLCA Insured, 4.25%, 8/01/36	5,000,000	5,012,950
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,681,455
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,710,975
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,566,900
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,599,409
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	8,797,280
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 6.625%, 9/01/29	2,650,000	2,880,126
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	3,000,000	3,303,420
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	11,003,200
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	7,105,000	7,989,644
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	2,100,582
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,290,912
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,555,375
CFD No. 2006-1C, 6.00%, 9/01/43	3,450,000	3,912,162
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,546,850
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,387,900
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,383,175
Silicon Valley Clean Water Wastewater Revenue,
5.00%, 8/01/40	2,500,000	2,899,075
5.00%, 8/01/45	1,500,000	1,734,945
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation Improvements, 7.30%, 9/02/24	1,330,000	1,335,998
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49.	15,015,000	4,298,794
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,527,742
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	10,030,900
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,226,866
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,725,952
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,456,740

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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49	$17,505,000	$4,447,845
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,474,682
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,785,000	1,799,673
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,008,200
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	799,976
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,250,200
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	10,000,000	1,381,300
Second Subordinate Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	3,368,750
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,828,122
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	3,000,000	2,975,280
CFD No. 04-1, 5.75%, 9/01/29	2,975,000	2,986,811
CFD No. 04-1, 5.25%, 9/01/30	5,050,000	4,966,725
CFD No. 04-1, 5.80%, 9/01/35	4,515,000	4,532,383
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%, 8/01/40	3,540,000	3,962,711
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	11,032,600
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,451,325
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,138,690
Tustin CFD No. 07-1 Special Tax, Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,561,788
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	832,118
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,105,190
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30	1,000,000	1,110,860
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40	3,000,000	3,352,620
Union City CRDA Successor Agency Tax Allocation Revenue,
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,581,939
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/36	1,000,000	1,155,120
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,749,200
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,539,040
Refunding, 5.00%, 9/01/37	2,000,000	2,189,000
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,255,000	3,264,993
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,322,975
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,182,970
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	3,425,108
Washington Township Health Care District Revenue,
Refunding, Series B, 4.00%, 7/01/35	2,000,000	2,015,800
Refunding, Series B, 4.00%, 7/01/36	1,900,000	1,911,989
Refunding, Series B, 4.00%, 7/01/37	1,200,000	1,205,664
Series A, 5.50%, 7/01/38	2,890,000	3,100,363
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,195,510
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	5,992,450
Western Placer USD, GO, Placer County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/47	5,000,000	5,249,250

32	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Woodland Davis Clean Water Agency Water Revenue, Subordinate, Refunding, Series A, AGMC Insured, 5.00%, 3/01/39	$1,600,000	$1,825,776
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,127,600
6.00%, 3/01/41	1,500,000	1,688,880
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, Pre-Refunded, 6.50%, 9/01/32	2,750,000	3,235,210
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,076,860
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,957,464
Yucca Valley RDA Tax Allocation,
Yucca Valley Redevelopment Project No. 1, 5.50%, 6/01/28	2,110,000	2,154,036
Yucca Valley Redevelopment Project No. 1, 5.75%, 6/01/38	5,485,000	5,543,525

		2,303,841,044

U.S. Territories 2.5%
Guam 1.1%
Govern ment of Guam GO, Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	5,510,450
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40	4,000,000	4,378,560
5.00%, 1/01/46	10,000,000	10,982,200
[e] Refunding, 5.00%, 7/01/36	1,755,000	1,963,582
[e] Refunding, 5.00%, 7/01/37	1,500,000	1,676,985
[e] Refunding, 5.00%, 7/01/40	3,000,000	3,351,360

		27,863,137

Northern Mariana Islands 0.0%†
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	1,185,000	1,199,386

Puerto Rico 1.4%
[f] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	10,000,000	2,300,000
[f] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	3,375,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	2,025,000
Series A, 7.00%, 7/01/33	25,000,000	8,437,500
Series A, 6.75%, 7/01/36	11,735,000	3,960,563
Series A, 7.00%, 7/01/43	5,000,000	1,687,500
Series A-4, zero cpn., 7/01/19	1,601,766	537,232
Series B, zero cpn., 7/01/19	1,601,765	537,232
Series E-1, zero cpn., 1/01/21	1,768,493	593,559
Series E-2, zero cpn., 7/01/21	1,768,493	593,701
Series E-3, zero cpn., 1/01/22	600,000	202,500
Series E-4, zero cpn., 7/01/22	600,000	202,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	4,734,125

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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
[f]Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	$20,000,000	$4,950,000

		34,136,412

Total U.S. Territories		63,198,935

Total Municipal Bonds (Cost $2,180,290,621)		2,367,039,979

Total Investments before Short Term Investments (Cost $2,184,795,276)		2,371,544,630

Short Term Investments 4.5%
Municipal Bonds 4.5%
California 4.5%
[g] California State GO,
Kindergarten, Refunding, Series B3, LOC Citibank, Daily VRDN and Put, 0.84%, 5/01/34	13,400,000	13,400,000
Series A-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.82%, 5/01/33	6,100,000	6,100,000
[g] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.89%, 9/02/22	100,000	100,000
[g] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 0.82%, 10/01/41	11,655,000	11,655,000
[g] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA Bank of Montreal, Daily VRDN and Put, 0.85%, 7/01/34	23,700,000	23,700,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 0.82%, 7/01/35.	20,900,000	20,900,000
[g] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 0.85%, 7/01/35	31,300,000	31,300,000
[g] University of California Regents Medical Center Pooled Revenue, Refunding, Series B-2, Daily VRDN and Put, 0.80%, 5/15/32	3,500,000	3,500,000

Total Short Term Investments (Cost $110,655,000)		110,655,000

Total Investments (Cost $2,295,450,276) 99.4%		2,482,199,630
Other Assets, less Liabilities 0.6%		16,041,230

Net Assets 100.0%		$2,498,240,860

See Abbreviations on page 54.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

cSee Note 8 regarding restricted securities.

dIncome may be received in additional securities and/or cash.

eSecurity purchased on a when-issued basis. See Note 1(b).

fSee Note 6 regarding defaulted securities.

gVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights

Franklin Tennessee Municipal Bond Fund

	Six Months Ended November 30, 2017	Year Ended May 31,

	(unaudited)	2017	2016	2015	2014	2013
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.11	$11.44	$11.38	$11.47	$11.88	$11.94

Income from investment operations[a]:
Net investment income[b]	0.17	0.37	0.40	0.41	0.43	0.41
Net realized and unrealized gains (losses)	(0.20)	(0.32)	0.06	(0.08)	(0.42)	(0.06)
Total from investment operations	(0.03)	0.05	0.46	0.33	0.01	0.35
Less distributions from net investment income	(0.17)	(0.38)	(0.40)	(0.42)	(0.42)	(0.41)
Net asset value, end of period	$10.91	$11.11	$11.44	$11.38	$11.47	$11.88

Total return[c]	(0.24)%	0.40%	4.12%	2.86%	0.20%	2.93%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.75%	0.72%	0.72%	0.72%	0.72%	0.70%
Expenses net of waiver and payments by affiliates	0.75%	0.72%	0.72%	0.71%	0.70%	0.70%
Net investment income	3.06%	3.27%	3.55%	3.60%	3.82%	3.40%

Supplemental data
Net assets, end of period (000’s)	$250,048	$267,442	$307,294	$293,580	$273,142	$344,157
Portfolio turnover rate	6.04%	18.95%	4.50%	11.64%	7.86%	7.89%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Tennessee Municipal Bond Fund (continued)

Period Ended November 30, 2017 (unaudited)[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.06

Income from investment operations[b]:
Net investment income[c]	0.12
Net realized and unrealized gains (losses)	(0.16)

Total from investment operations	(0.04)

Less distributions from net investment income	(0.12)

Net asset value, end of period	$10.90

Total return[d]	(0.28)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.63%
Expenses net of waiver and payments by affiliates	0.62%
Net investment income	3.19%

Supplemental data
Net assets, end of period (000’s)	$3,554
Portfolio turnover rate	6.04%

aFor the period August 1, 2017 (effective date) to November 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Tennessee Municipal Bond Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.12	$11.50
Income from investment operations[b]:
Net investment income[c]	0.17	0.27
Net realized and unrealized gains (losses)	(0.20)	(0.38)
Total from investment operations	(0.03)	(0.11)
Less distributions from net investment income	(0.18)	(0.27)
Net asset value, end of period	$10.91	$11.12

Total return[d]	(0.28)%	(0.91)%

Ratios to average net assets[e]
Expenses	0.65%	0.62%
Net investment income	3.16%	3.37%

Supplemental data
Net assets, end of period (000’s)	$22,616	$23,916
Portfolio turnover rate.	6.04%	18.95%

aFor the period September 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Tennessee Municipal Bond Fund

	Principal Amount	Value
Municipal Bonds 98.1%
Tennessee 95.8%
Anderson County Water Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 6/01/36	$1,000,000	$1,082,470
Blount County GO, Refunding, Series B, 5.00%, 6/01/37	2,305,000	2,682,098
Blount County PBA Revenue, Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/32	1,590,000	1,616,998
Chattanooga Electric System Revenue,
The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	2,750,000	3,174,545
The Electric Power Board of Chattanooga, Series A, Pre-Refunded, 5.00%, 9/01/33	5,000,000	5,045,600
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	518,210
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding, 5.00%, 10/01/35	1,000,000	1,102,570
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	819,594
Erlanger Health System, Refunding, AGMC Insured, 5.00%, 10/01/22	2,475,000	2,630,826
Clarksville Electric System Revenue,
Refunding, 4.00%, 9/01/33	2,000,000	2,192,600
Series A, Pre-Refunded, 5.00%, 9/01/34	2,000,000	2,179,960
Series A, Pre-Refunded, 5.00%, 9/01/35	3,185,000	3,471,586
Clarksville Water Sewer and Gas Revenue,
Refunding, 5.00%, 2/01/38	3,000,000	3,330,060
Refunding, 5.00%, 2/01/41	2,500,000	2,886,750
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,324,150
Gallatin Water and Sewer Revenue, Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,735,440
Germantown GO,
4.00%, 8/01/43	2,330,000	2,507,826
4.00%, 8/01/45	2,525,000	2,713,340
4.00%, 8/01/47	2,000,000	2,145,720
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL Insured, 5.00%, 4/01/31	1,000,000	1,002,670
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	5,060,748
Utilities, Refunding, 5.00%, 9/01/42	3,000,000	3,460,890
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/42	1,250,000	1,272,712
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Improvement, Pre-Refunded, 5.50%, 4/01/33	2,125,000	2,153,730
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	7,000,000	7,881,370
Jackson-Madison County General Hospital, Refunding and Improvement, 5.50%, 4/01/33	875,000	886,253
Johnson City Electric System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	1,000,000	1,015,130
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	75,000	75,206
Kingsport GO, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,030,000	1,073,384
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,018,990
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,128,650
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,480,586
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	5,000,000	5,636,700
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,522,137
University Health System Inc., Refunding, 5.00%, 9/01/47	5,000,000	5,508,900

38	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	$1,500,000	$1,664,580
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,694,572
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,173,520
Knoxville Wastewater System Revenue, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,194,250
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,410,000	2,583,665
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,045,200
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,408,706
Manchester GO,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	620,000	671,131
Refunding, AGMC Insured, 5.00%, 6/01/38	2,045,000	2,189,254
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/38	5,500,000	5,596,965
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,920,017
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,160,850
Memphis Gas System Revenue, 4.00%, 12/01/36	1,000,000	1,082,190
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,063,717
General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,524,517
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,730,150
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,280,740
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,336,850
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,737,804
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,337,650
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,824,800
Series A, 5.00%, 5/15/39	4,000,000	4,602,280
Series A, 5.00%, 5/15/42	3,000,000	3,536,310
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue,
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	2,670,000	2,857,487
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	830,000	887,502
Vanderbilt University, Series B, Pre-Refunded, 5.00%, 10/01/39	9,000,000	9,551,340
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,626,250
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,359,700
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,301,963
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Subordinate, Green Bond, Series A, 5.00%, 7/01/46	3,855,000	4,523,997
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,605,680
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,370,100
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C, 5.00%, 11/15/40	10,000,000	10,617,600
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,169,489
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	857,993
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,584,250
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,938,527
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36	4,000,000	4,645,200

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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	$315,000	$335,721
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39	1,040,000	1,113,486
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	685,000	725,340
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	2,270,000	2,420,229
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	2,005,000	2,035,135
Issue 3, 3.65%, 7/01/47	1,000,000	1,007,530
Tennessee HDA Revenue,
Homeownership Program, Series 1, 5.00%, 7/01/29	730,000	738,264
Homeownership Program, Series 2C, 3.80%, 7/01/43	1,320,000	1,321,940
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,674,300
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,817,750
Higher Educational Facilities, Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,143,160
Higher Educational Facilities, Second Program, Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,068,640
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%, 6/01/41	1,000,000	1,142,510
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	3,000,000	3,332,070
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,756,495
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,342,950

		264,570,715

U.S. Territories 2.3%
Guam 1.7%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed, Refunding, 5.25%, 6/01/32	1,180,000	1,179,976
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,205,000	3,456,881

		4,636,857

Puerto Rico 0.6%
[a] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	1,687,500

Total U.S. Territories		6,324,357

Total Municipal Bonds before Short Term Investments (Cost $262,627,548)		270,895,072

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)

	Principal Amount	Value

Short Term Investments (Cost $2,900,000) 1.0%
Municipal Bonds 1.0%
Tennessee 1.0%
[b] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.95%, 6/01/42	$2,900,000	$2,900,000

Total Investments (Cost $265,527,548) 99.1%		273,795,072
Other Assets, less Liabilities 0.9%		2,422,927

Net Assets 100.0%.		$276,217,999

See Abbreviations on page 54.

aSee Note 6 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Statements

Statements of Assets and Liabilities

November 30, 2017 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,295,450,276	$265,527,548

Value - Unaffiliated issuers	$2,482,199,630	$273,795,072
Cash	9,643	82,815
Receivables:
Investment securities sold	7,793,271	—
Capital shares sold	3,450,408	18,808
Interest	27,932,403	3,142,287
Other assets	73,387	60

Total assets	2,521,458,742	277,039,042

Liabilities:
Payables:
Investment securities purchased	14,857,223	—
Capital shares redeemed	5,391,776	581,200
Management fees	949,316	123,606
Distribution fees	301,957	20,848
Transfer agent fees	199,163	20,101
Trustees’ fees and expenses	387	221
Distributions to shareholders	1,459,429	57,232
Accrued expenses and other liabilities.	58,631	17,835

Total liabilities	23,217,882	821,043

Net assets, at value	$2,498,240,860	$276,217,999

Net assets consist of:
Paid-in capital	$2,417,634,809	$283,059,696
Undistributed net investment income	3,330,569	240,204
Net unrealized appreciation (depreciation)	186,749,354	8,267,524
Accumulated net realized gain (loss)	(109,473,872)	(15,349,425)

Net assets, at value	$2,498,240,860	$276,217,999

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

November 30, 2017 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Class A:
Net assets, at value	$1,388,811,110	$250,048,303

Shares outstanding.	128,868,992	22,928,794

Net asset value per share[a]	$10.78	$10.91

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.26	$11.39

Class C:
Net assets, at value	$ 347,762,328

Shares outstanding.	32,034,379

Net asset value and maximum offering price per share[a]	$10.86

Class R6:
Net assets, at value	$ 8,412,769	$ 3,553,958

Shares outstanding.	778,473	325,905

Net asset value and maximum offering price per share	$10.81	$10.90

Advisor Class:
Net assets, at value	$ 753,254,653	$ 22,615,738

Shares outstanding.	69,736,677	2,072,725

Net asset value and maximum offering price per share	$10.80	$10.91

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2017 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Investment income:
Interest:
Unaffiliated issuers	$ 51,983,741	$ 5,454,806

Expenses:
Management fees (Note 3a)	5,739,353	770,535
Distribution fees: (Note 3c)
Class A	699,012	131,232
Class C	1,151,665	—
Transfer agent fees: (Note 3e)
Class A	298,176	58,204
Class C	75,545	—
Class R6	180	82
Advisor Class	158,350	5,240
Custodian fees	10,718	1,229
Reports to shareholders	34,529	9,365
Registration and filing fees	42,595	5,077
Professional fees	100,277	31,436
Trustees’ fees and expenses	27,946	3,453
Other	112,544	62,374

Total expenses	8,450,890	1,078,227
Expenses waived/paid by affiliates (Note 3f)	(54)	(54)

Net expenses	8,450,836	1,078,173

Net investment income	43,532,905	4,376,633

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	3,214,862	(7,944,496)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(27,411,901)	2,737,374

Net realized and unrealized gain (loss)	(24,197,039)	(5,207,122)

Net increase (decrease) in net assets resulting from operations	$ 19,335,866	$ (830,489)

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FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin California		Franklin Tennessee
	High Yield Municipal Fund		Municipal Bond Fund

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 43,532,905	$ 88,550,351	$ 4,376,633	$ 10,050,821
Net realized gain (loss)	3,214,862	(18,352,854)	(7,944,496)	(818,022)
Net change in unrealized appreciation (depreciation)	(27,411,901)	(34,323,790)	2,737,374	(8,256,443)

Net increase (decrease) in net assets resulting from operations	19,335,866	35,873,707	(830,489)	976,356

Distributions to shareholders from:
Net investment income:
Class A	(25,385,567)	(51,026,975)	(4,133,635)	(9,757,030)
Class C	(5,410,378)	(11,517,585)	—	—
Class R6	(31,087)	—	(11,663)	—
Advisor Class.	(13,792,040)	(24,364,295)	(382,645)	(334,234)

Total distributions to shareholders	(44,619,072)	(86,908,855)	(4,527,943)	(10,091,264)

Capital share transactions: (Note 2)
Class A	25,469,355	(34,287,887)	(12,497,463)	(30,909,215)
Class C	(7,047,217)	(10,735,616)	—	—
Class R6	8,425,282	—	3,568,578	—
Advisor Class.	39,965,034	97,054,533	(852,388)	24,088,272

Total capital share transactions	66,812,454	52,031,030	(9,781,273)	(6,820,943)

Net increase (decrease) in net assets	41,529,248	995,882	(15,139,705)	(15,935,851)
Net assets:
Beginning of period	2,456,711,612	2,455,715,730	291,357,704	307,293,555

End of period	$2,498,240,860	$2,456,711,612	$276,217,999	$291,357,704

Undistributed net investment income included in net assets:
End of period	$ 3,330,569	$ 4,416,736	$ 240,204	$ 391,514

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FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Funds began offering a new class of shares, Class R6.

Class A, Class R6 & Advisor Class

Franklin Tennessee Municipal Bond Fund

Class A, Class C, Class R6 & Advisor Class

Franklin California High Yield Municipal Fund

The following summarizes the Funds’ significant accounting policies.

a.   Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.   Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c.   Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.   Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At November 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin California		Franklin Tennessee
	High Yield Municipal Fund		Municipal Bond Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended November 30, 2017
Shares sold	12,216,0834	$132,640,872	677,925	$7,485,529
Shares issued in reinvestment of distributions	1,984,213	21,497,714	342,247	3,766,637
Shares redeemed	(11,862,320)	(128,669,231)	(2,156,032)	(23,749,629)

Net increase (decrease)	2,337,976	$25,469,355	(1,135,860)	$(12,497,463)

Year ended May 31, 2017
Shares sold	31,697,553	$345,600,673	2,948,487	$33,501,178
Shares issued in reinvestment of distributions	4,015,363	43,789,074	793,864	8,950,558
Shares redeemed	(39,209,150)	(423,677,634)	(6,536,070)	(73,360,951)

Net increase (decrease)	(3,496,234)	$(34,287,887)	(2,793,719)	$(30,909,215)

Class C Shares:
Six Months ended November 30, 2017
Shares sold	1,979,273	$21,657,495
Shares issued in reinvestment of distributions	416,954	4,550,998
Shares redeemed	(3,039,118)	(33,255,710)

Net increase (decrease)	(642,891)	$(7,047,217)

Year ended May 31, 2017
Shares sold	6,119,658	$67,989,851
Shares issued in reinvestment of distributions	833,005	9,144,337
Shares redeemed	(8,072,631)	(87,869,804)

Net increase (decrease)	(1,119,968)	$(10,735,616)

Class R6 Shares:
Six Months ended November 30, 2017[a]
Shares sold	803,539	$8,696,686	330,922	$3,623,644
Shares issued in reinvestment of distributions	2,870	31,025	1,063	11,609
Shares redeemed	(27,936)	(302,429)	(6,080)	(66,675)

Net increase (decrease)	778,473	$8,425,282	325,905	$3,568,578

Advisor Class Shares:
Six Months ended November 30, 2017
Shares sold	9,202,822	$100,216,316	535,322	$5,898,524
Shares issued in reinvestment of distributions	895,344	9,725,624	34,754	382,645
Shares redeemed	(6,434,752)	(69,976,906)	(648,184)	(7,133,557)

Net increase (decrease)	3,663,414	$39,965,034	(78,108)	$(852,388)

Year ended May 31, 2017[b]
Shares sold	29,267,976	$317,060,971	2,530,972	$28,323,128
Shares issued in reinvestment of distributions	1,526,824	16,667,915	30,102	334,104
Shares redeemed	(21,879,971)	(236,674,353)	(410,241)	(4,568,960)

Net increase (decrease)	8,914,829	$97,054,533	2,150,833	$24,088,272

aFor the period August 1, 2017 (effective date) to November 30, 2017.

bFor the period September 15, 2016 (effective date) to May 31, 2017 for Franklin Tennessee Muncipal Bond Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets

0.625%	Up to and including $100 million

0.500%	Over $100 million, up to and including $250 million

0.450%	Over $250 million, up to and including $7.5 billion

0.440%	Over $7.5 billion, up to and including $10 billion

0.430%	Over $10 billion, up to and including $12.5 billion

0.420%	Over $12.5 billion, up to and including $15 billion

0.400%	Over $15 billion, up to and including $17.5 billion

0.380%	Over $17.5 billion, up to and including $20 billion

0.360%	In excess of $20 billion

For the period ended November 30, 2017, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
0.460%	0.538%

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, Franklin California High Yield Municipal Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c.   Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Reimbursement Plans:

Class A	0.15%	0.15%

Compensation Plans:

Class C	0.65%	—

Distributors has agreed to limit the current rate to 0.10% per year for Class A.

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$146,850	$11,984

CDSC retained	$ 17,275	$ 273

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a per transaction fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Transfer agent fees	$131,614	$14,598

f.   Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03%. Investor Services may discontinue this waiver in the future.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

g.   Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended November 30, 2017, were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Purchases	$13,600,000	$14,900,000
Sales	$56,053,000	$ 3,500,000

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2017, the capital loss carryforwards were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Capital loss carryforwards subject to expiration:
2018	$ 32,781,484	$ –
2019	21,604,912	–
Capital loss carryforwards not subject to expiration:
Short term	44,227,219	4,714,607
Long term	13,599,648	2,363,545

Total capital loss carryforwards	$112,213,263	$7,078,152

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Cost of investments	$2,294,049,099	$265,980,366

Unrealized appreciation	$ 256,867,239	$ 11,586,271
Unrealized depreciation	(68,716,708)	(3,771,565)

Net unrealized appreciation (depreciation)	$ 188,150,531	$ 7,814,706

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2017, were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Purchases	$228,973,339	$16,998,197
Sales	$129,339,254	$29,894,547

6. Credit Risk and Defaulted Securities

At November 30, 2017, Franklin California High Yield Municipal Fund had 21.7% of its portfolio invested in high yield securities, rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2017, the aggregate value of these securities for Franklin California High Yield Municipal Fund and Franklin Tennessee Municipal Bond Fund was $29,402,287 and $1,687,500, representing 1.2% and 0.6%, respectively, of each Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments.

7. Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2017, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Units	Issuer	Acquisition Date	Cost	Value
Franklin	California High Yield Municipal Fund
7,830,849	[a] 1155 Island Avenue LLC, LP (Value is 0.0%† of Net Assets)	12/04/14	$611,327	$611,323

†Rounds to less than 0.1% of net assets.

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,893,328 as of November 30, 2017.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2017, the Funds did not use the Global Credit Facility.

10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$611,323	$611,323
Corporate Bonds	—	3,893,328	—	3,893,328
Municipal Bonds	—	2,367,039,979	—	2,367,039,979
Short Term Investments	—	110,655,000	—	110,655,000

Total Investments in Securities	$—	$2,481,588,307	$611,323	$2,482,199,630

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$270,895,072	$—	$270,895,072
Short Term Investments	—	2,900,000	—	2,900,000

Total Investments in Securities	$—	$273,795,072	$—	$273,795,072

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Fair Value Measurements (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

11. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

1915 Act	Improvement Bond Act of 1915	HDA	Housing Development Authority/Agency
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	IDB	Industrial Development Bond/Board
AGMC	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PCFA	Pollution Control Financing Authority
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
CSD	Central School District	PIK	Payment-In-Kind
ETM	Escrow to Maturity	PUD	Public Utility District
FGIC	Financial Guaranty Insurance Co.	RDA	Redevelopment Agency/Authority
FHA	Federal Housing Authority/Agency	SPA	Standby Purchase Agreement
FICO	Financing Corp.	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin Municipal Securities Trust
Investment Manager Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com
Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017-2018 Franklin Templeton Investments. All rights reserved.	MUN S 01/18

Item 2.    Code of Ethics.

(a)    The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)    N/A

(d)    N/A

(f)    Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.    Audit Committee Financial Expert.

(a)  (1)    The Registrant has an audit committee financial expert serving on its audit committee.

(2)    The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.    Principal Accountant Fees and Services.                N/A

Item 5.    Audit Committee of Listed Registrants.                         N/A

Item 6.    Schedule of Investments.                    N/A

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.                N/A

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                N/A

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)        Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.    Exhibits.

(a)  (1)    Code of Ethics

(a)  (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	January 25, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	January 25, 2018